Debt and Interest Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of Long-term and Short-term Debt Instruments

	September 29, 2013	December 30, 2012
Short-term borrowings
—Notes payable	$1,065	$2,139

Total short-term borrowings	$1,065	$2,139

Long-term debt
—Senior Secured Credit Facility—Tranche B Non Extended Term Loans due 2014	$—	$243,264
—Senior Secured Credit Facility—Tranche B Extended Term Loans due 2016	—	637,906
—Senior Secured Credit Facility—Tranche E Term Loans due 2018	—	398,000
—Senior Secured Credit Facility—Tranche F Term Loans due 2018	—	448,875
—Senior Secured Credit Facility—Tranche G Term Loans due 2020	1,625,925	—
—4.875% Senior Notes due 2021	350,000	—
—9.25% Senior Notes due 2015	—	465,000
—8.25% Senior Notes due 2017	—	400,000
—Unamortized discount on long term debt	(8,188)	(7,230)
—Capital lease obligations	20,606	20,990

	1,988,343	2,606,805
Less: current portion of long-term obligations	19,436	30,419

Total long-term debt	$1,968,907	$2,576,386

	December 30, 2012	December 25, 2011
Short-term borrowings
—Notes payable	$2,139	$1,708

Total short-term borrowings	$2,139	$1,708

Long-term debt
—Senior Secured Credit Facility—Tranche B Non Extended Term Loans due 2014	$243,264	$1,196,875
—Senior Secured Credit Facility—Tranche B Extended Term Loans due 2016	637,906	—
—Senior Secured Credit Facility—Tranche D Term Loans due 2014	—	313,194
—Senior Secured Credit Facility—Tranche E Term Loans due 2018	398,000	—
—Senior Secured Credit Facility—Tranche F Term Loans due 2018	448,875	—
—9.25% Senior Notes due 2015	465,000	625,000
—8.25% Senior Notes due 2017	400,000	400,000
—10.625% Senior Subordinated Notes due 2017	—	199,000
—Unamortized discount on long term debt	(7,230)	(2,712)
—Capital lease obligations	20,990	22,954

	2,606,805	2,754,311
Less: current portion of long-term obligations	30,419	15,661

Total long-term debt	$2,576,386	$2,738,650

Schedule of Interest expense

Interest expense	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Interest expense, third party	$18,318	$37,972	$79,497	$118,021
Related party interest expense (Note 13)	411	665	1,337	2,751
Amortization of debt acquisition costs (Note 7)	623	1,910	3,378	6,745
Write-off of debt acquisition costs (Note 7)	—	2,641	12,725	8,091
Write-off of loan discount	—	—	2,182	1,864
Financing costs (Note 7)	—	—	4,762	7,526
Amortization of deferred mark-to-market adjustment on terminated swaps (Note 11)	—	—	—	444
Interest rate swap losses (Note 11)	243	1,274	3,997	9,159

Total interest expense	$19,595	$44,462	$107,878	$154,601

Interest expense	Fiscal year
	December 30, 2012	December 25, 2011	December 26, 2010
Interest expense, third party	$158,557	$165,611	$179,209
Related party interest expense (Note 13)	3,330	6,172	4,996
Amortization of debt acquisition costs (Note 7)	8,585	11,062	13,541
Write-off of debt acquisition costs (Note 7)	8,091	—	11,633
Write-off of loan discount	1,864	—	5,648
Financing costs (Note 7)	7,526	—	—
Amortization of deferred mark-to-market adjustment on terminated swaps (Note 11)	444	2,119	3,295
Interest rate swap losses (Note 11)	10,087	23,355	17,682

Total interest expense	$198,484	$208,319	$236,004

Schedule of applicable margins with respect to the Senior Secured Credit Facility

The applicable margins with respect to the Senior Secured Credit Facility as of December 30, 2012 were:

Applicable Margin (per annum)

Revolving Credit Facility and Letters of Credit			Tranche B Non Extended Term Loans		Tranche B Extended Term Loans
Eurocurrency Rate	Base Rate	Commitment Fees Rate	Eurocurrency Rate	Base Rate	Eurocurrency Rate	Base Rate
3.50%	2.50%	0.50%	2.50%	1.50%	3.50%	2.50%

			Tranche E Term Loans		Tranche F Term Loans
			Eurocurrency Rate	Base Rate	Eurocurrency Rate	Base Rate
			3.50%	2.50%	3.50%	2.50%

Schedule of Early Redemption Prices Of Long-term Debt Instruments

Pinnacle Foods Finance may redeem the 4.875% Senior Notes at the redemption prices listed below, if redeemed during the twelve-month period beginning on May 1st of each of the years indicated below:

4.875% Senior Notes
Year	Percentage
2016	103.656%
2017	102.438%
2018	101.219%
2019 and thereafter	100.000%

PFF currently may redeem the 9.25% Senior Notes, and in the future may redeem the 8.25% Senior Notes or the Senior Subordinated Notes, at the redemption prices listed below, if redeemed during the twelve-month periods of each of the years indicated below:

9.25% Senior Notes		8.25% Senior Notes
Year	Percentage	Year	Percentage
April 1, 2012	102.313%	September 1, 2013	106.188%
April 1, 2013 and thereafter	100.000%	September 1, 2014	104.125%
		September 1, 2015	102.063%
		September 1, 2016 and thereafter	100.000%

Schedule of the estimated fair value of the Company's long-erm debt, including the current portion

The estimated fair value of the Company’s long-term debt, including the current portion, as of September 29, 2013, is as follows:

	September 29, 2013
Issue	Face Value	Fair Value
Senior Secured Credit Facility—Tranche G Term Loans	1,625,925	1,611,698
4.875% Senior Notes	350,000	325,500

	$1,975,925	$1,937,198

The estimated fair value of the Company’s long-term debt, including the current portion, as of December 30, 2012, is as follows:

	December 30, 2012
Issue	Face Value	Fair Value
Senior Secured Credit Facility—Tranche B Non Extended Term Loans	243,264	244,480
Senior Secured Credit Facility—Tranche B Extended Term Loans	637,906	641,095
Senior Secured Credit Facility—Tranche E Term Loans	398,000	400,985
Senior Secured Credit Facility—Tranche F Term Loans	448,875	452,242
9.25% Senior Notes	465,000	471,975
8.25% Senior Notes	400,000	427,000

	$2,593,045	$2,637,777

The estimated fair value of the Company’s long-term debt, including the current portion, as of December 30, 2012, is as follows:

	December 30, 2012
Issue	Face Value	Fair Value
Senior Secured Credit Facility—Tranche B Non Extended Term Loans	$243,264	$244,480
Senior Secured Credit Facility—Tranche B Extended Term Loans	637,906	641,095
Senior Secured Credit Facility—Tranche E Term Loans	398,000	400,985
Senior Secured Credit Facility—Tranche F Term Loans	448,875	452,242
9.25% Senior Notes	465,000	471,975
8.25% Senior Notes	400,000	427,000

	$2,593,045	$2,637,777

The estimated fair value of the Company’s long-term debt, including the current portion, as of December 25, 2011, is as follows:

	December 25, 2011
Issue	Face Value	Fair Value
Senior Secured Credit Facility—Tranche B Term Loans	$1,196,875	$1,169,945
Senior Secured Credit Facility—Tranche D Term Loans	313,194	313,977
9.25% Senior Notes	625,000	642,188
8.25% Senior Notes	400,000	416,000
10.625% Senior Subordinated Notes	199,000	209,448

	$2,734,069	$2,751,558